Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–71.47%
Australia–2.72%
AGL Energy Ltd.	1,311	$7,130
ALS Ltd.	249	2,129
Alumina Ltd.(a)	1,236	1,145
Ampol Ltd.	126	3,268
ANZ Group Holdings Ltd.	608	11,653
APA Group	679	3,722
Aristocrat Leisure Ltd.	1,365	38,221
Aurizon Holdings Ltd.	3,792	9,887
BHP Group Ltd.	7,663	221,568
BlueScope Steel Ltd.	1,395	21,697
Boral Ltd.(a)	128	510
Brambles Ltd.	4,065	42,780
Cochlear Ltd.	141	31,010
Coles Group Ltd.	1,698	18,745
Commonwealth Bank of Australia	521	40,867
Computershare Ltd.	738	12,570
CSL Ltd.	825	154,793
Dexus	560	2,885
Endeavour Group Ltd.	2,520	9,048
Evolution Mining Ltd.	1,029	2,405
Fortescue Ltd.	3,906	65,367
Glencore PLC	17,380	95,374
Goodman Group	1,901	41,874
GPT Group (The)	1,009	3,003
Harvey Norman Holdings Ltd.	380	1,275
Incitec Pivot Ltd.	1,027	1,934
James Hardie Industries PLC, CDI(a)	934	37,541
Lendlease Corp. Ltd.	362	1,516
Lottery Corp. Ltd. (The)	7,220	24,213
Macquarie Group Ltd.	31	4,032
Mineral Resources Ltd.	88	4,060
Mirvac Group	2,079	3,195
National Australia Bank Ltd.	248	5,615
Northern Star Resources Ltd.	606	5,718
Orica Ltd.	241	2,867
Origin Energy Ltd.	2,611	15,663
Pilbara Minerals Ltd.	6,797	16,962
Qantas Airways Ltd.(a)	2,346	8,329
Ramsay Health Care Ltd.	314	11,560
REA Group Ltd.	27	3,262
Reece Ltd.	153	2,801
Rio Tinto Ltd.	1,277	101,349
Rio Tinto PLC	874	55,259
Santos Ltd.	5,139	26,018
Scentre Group	6,739	14,883
SEEK Ltd.	172	2,805
Sonic Healthcare Ltd.	1,288	24,682
South32 Ltd.	10,853	21,178
Stockland	3,834	12,115
Telstra Group Ltd.	37,132	93,403
TPG Telecom Ltd.	222	652
Transurban Group	3,826	33,191
Treasury Wine Estates Ltd.	431	3,496
Shares		Value
Australia–(continued)
Vicinity Ltd.	1,913	$2,655
Wesfarmers Ltd.	2,581	115,048
Westpac Banking Corp.	279	4,745
WiseTech Global Ltd.	83	5,077
Woodside Energy Group Ltd.	2,197	43,791
Woolworths Group Ltd.	2,788	60,266
		1,612,807
Austria–0.19%
ANDRITZ AG	130	8,103
Erste Group Bank AG	619	27,587
Mondi PLC	932	16,416
OMV AG	588	27,849
Raiffeisen Bank International AG	875	17,416
Verbund AG	36	2,630
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	592
voestalpine AG	340	9,538
Wienerberger AG	59	2,149
		112,280
Belgium–0.21%
Ageas S.A./N.V.	80	3,706
Anheuser-Busch InBev S.A./N.V.	1,300	79,136
Colruyt Group N.V	21	971
D’Ieteren Group	11	2,439
Elia Group S.A./N.V.	15	1,619
Galapagos N.V.(a)	24	766
Groupe Bruxelles Lambert N.V.	163	12,322
KBC Group N.V.	139	10,421
Proximus SADP	75	607
Sofina S.A.	8	1,794
Solvay S.A., Class A	38	1,037
UCB S.A.	64	7,901
Umicore S.A.	106	2,285
		125,004
Brazil–1.53%
B3 S.A. - Brasil, Bolsa, Balcao	6,354	15,190
Banco Bradesco S.A., Preference Shares	3,413	9,704
Banco BTG Pactual S.A., Series CPO	2,645	19,212
Banco do Brasil S.A.	4,104	46,331
CCR S.A.	1,614	4,447
Equatorial Energia S.A.	1,101	7,146
Gerdau S.A., Preference Shares	2,178	9,641
Itau Unibanco Holding S.A., Preference Shares	2,322	16,037
Itausa S.A., Preference Shares	5,229	10,947
Metalurgica Gerdau S.A., Preference Shares	4,027	8,262
Neoenergia S.A.	2,159	8,760
Petroleo Brasileiro S.A., Preference Shares	82,685	615,925
PRIO S.A.	792	7,697
Raia Drogasil S.A.	1,250	6,821
Rumo S.A.	1,932	8,575
Telefonica Brasil S.A.	819	8,263
Vale S.A.	5,439	65,968

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Brazil–(continued)
XP, Inc., BDR	824	$21,046
Yara International ASA	517	16,394
		906,366
Burkina Faso–0.00%
Endeavour Mining PLC	96	1,948
Canada–6.28%
Agnico Eagle Mines Ltd.	1,317	78,531
Algonquin Power & Utilities Corp.	365	2,307
Alimentation Couche-Tard, Inc.	1,663	94,915
AltaGas Ltd.	391	8,637
ARC Resources Ltd.	2,367	42,201
ATCO Ltd., Class I	712	19,822
Bank of Montreal	779	76,057
Bank of Nova Scotia (The)	2,981	154,205
Barrick Gold Corp.	3,870	64,369
BCE, Inc.	1,052	35,749
BlackBerry Ltd.(a)	304	833
Brookfield Asset Management Ltd., Class A	176	7,393
Brookfield Corp.	2,411	100,886
CAE, Inc.(a)	812	16,767
Cameco Corp.	340	14,719
Canadian Imperial Bank of Commerce	1,031	52,267
Canadian National Railway Co.	1,343	176,849
Canadian Natural Resources Ltd.	1,412	107,712
Canadian Pacific Kansas City Ltd.	949	83,673
Canadian Tire Corp. Ltd., Class A	200	19,948
Canadian Utilities Ltd., Class A	65	1,480
CCL Industries, Inc., Class B	359	18,348
Cenovus Energy, Inc.	1,702	34,026
CGI, Inc., Class A(a)	659	72,704
Constellation Software, Inc.	71	193,939
Dollarama, Inc.	923	70,314
Emera, Inc.	555	19,532
Enbridge, Inc.	3,215	116,182
Fairfax Financial Holdings Ltd.	89	95,935
Finning International, Inc.	542	15,929
Fortis, Inc.	1,019	40,262
Franco-Nevada Corp.	458	54,573
George Weston Ltd.	340	45,937
Gildan Activewear, Inc.	388	14,399
Great-West Lifeco, Inc.	592	18,933
Hydro One Ltd.(b)	990	28,869
IGM Financial, Inc.	43	1,109
Imperial Oil Ltd.	407	28,073
Intact Financial Corp.	464	75,375
Ivanhoe Mines Ltd., Class A(a)	302	3,603
Keyera Corp.	121	3,117
Kinross Gold Corp.	2,971	18,227
Loblaw Cos. Ltd.	276	30,584
Magna International, Inc.	478	26,039
Manulife Financial Corp.	6,948	173,527
Metro, Inc.	360	19,327
National Bank of Canada	374	31,493
Nutrien Ltd.	2,258	122,673
Onex Corp.	333	24,945
Open Text Corp.	140	5,432
Pembina Pipeline Corp.	687	24,248
Shares		Value
Canada–(continued)
Power Corp. of Canada	712	$19,964
Quebecor, Inc., Class B	413	9,052
RB Global, Inc.	243	18,508
Restaurant Brands International, Inc.	460	36,530
RioCan REIT	159	2,168
Rogers Communications, Inc., Class B	338	13,849
Royal Bank of Canada	1,919	193,550
Saputo, Inc.	128	2,518
Shopify, Inc., Class A(a)	1,455	112,249
SNC-Lavalin Group, Inc.	93	3,804
Sun Life Financial, Inc.	980	53,473
Suncor Energy, Inc.	5,391	198,956
TC Energy Corp.	1,949	78,331
Teck Resources Ltd., Class B	646	29,568
TELUS Corp.	2,036	32,572
TFI International, Inc.	374	59,639
Thomson Reuters Corp.	301	46,843
Toronto-Dominion Bank (The)	2,082	125,653
Tourmaline Oil Corp.	917	42,873
West Fraser Timber Co. Ltd.	33	2,849
Wheaton Precious Metals Corp.	447	21,054
WSP Global, Inc.	190	31,667
		3,722,644
Chile–0.05%
Antofagasta PLC	180	4,623
Cencosud S.A.	5,521	9,577
Enel Chile S.A.	223,733	13,449
Lundin Mining Corp.	408	4,175
		31,824
China–2.20%
Agricultural Bank of China Ltd., H Shares	46,250	19,523
Alibaba Group Holding Ltd.	16,487	149,089
Autohome, Inc., ADR	305	7,997
Bank of China Ltd., H Shares	238,243	97,682
Bank of Communications Co. Ltd., H Shares	45,488	29,913
BOC Hong Kong (Holdings) Ltd.	1,996	5,352
BYD Co. Ltd., H Shares	2,407	61,631
BYD Electronic International Co. Ltd.	1,585	5,851
China CITIC Bank Corp. Ltd., H Shares	37,097	19,788
China Construction Bank Corp., H Shares	219,422	132,415
China Merchants Bank Co. Ltd., H Shares	5,016	19,881
China Minsheng Banking Corp. Ltd., H Shares	28,054	9,723
China Overseas Land & Investment Ltd.	3,578	5,164
China Petroleum & Chemical Corp., H Shares	44,078	25,068
China Shenhua Energy Co. Ltd., H Shares	6,936	27,284
China Tower Corp. Ltd., H Shares(b)	209,597	24,122
CITIC Ltd.	9,986	9,611
COSCO SHIPPING Holdings Co. Ltd., H Shares	8,822	9,289
CSPC Pharmaceutical Group Ltd.	20,509	16,143
Daqo New Energy Corp., ADR(a)	213	5,996
Dongfeng Motor Group Co. Ltd., H Shares	12,042	5,035
ESR Group Ltd.(b)	1,654	1,772
Geely Automobile Holdings Ltd.	5,810	6,876
Industrial & Commercial Bank of China Ltd., H Shares	202,007	101,536
JD.com, Inc., A Shares	2,840	38,956
JOYY, Inc., ADR	213	6,550
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
China–(continued)
KE Holdings, Inc., ADR	920	$12,632
Kunlun Energy Co. Ltd.	9,414	7,864
Lenovo Group Ltd.	6,281	7,277
Li Auto, Inc., A Shares(a)	1,029	15,625
MINISO Group Holding Ltd., ADR	534	10,947
NetEase, Inc.	2,827	58,580
New Oriental Education & Technology Group, Inc.(a)	3,748	32,757
Nongfu Spring Co. Ltd., H Shares(b)	2,268	12,258
NXP Semiconductors N.V.	243	60,208
PDD Holdings, Inc., ADR(a)	701	81,491
PetroChina Co. Ltd., H Shares	46,114	39,548
Ping An Insurance (Group) Co. of China Ltd., H Shares	6,732	28,582
Postal Savings Bank of China Co. Ltd., H Shares(b)	20,483	10,722
Sino Biopharmaceutical Ltd.	26,027	10,064
Sinopharm Group Co. Ltd., H Shares	3,319	8,511
Smoore International Holdings Ltd.(b)	974	830
Tencent Music Entertainment Group, ADR(a)	2,005	22,436
Topsports International Holdings Ltd.(b)	1,181	792
Vipshop Holdings Ltd., ADR	576	9,533
Wharf (Holdings) Ltd. (The)	507	1,667
Wilmar International Ltd.	5,914	15,022
Xinyi Glass Holdings Ltd.	819	869
XPeng, Inc.(a)	1,326	5,253
Yum China Holdings, Inc.	310	12,335
		1,308,050
Colombia–0.04%
Bancolombia S.A., Preference Shares	3,098	26,339
Czech Republic–0.01%
CEZ A.S.	132	4,712
Denmark–2.92%
A.P. Moller - Maersk A/S, Class B	66	86,054
Ambu A/S, Class B(a)(c)	98	1,613
Ascendis Pharma A/S, ADR(a)	30	4,535
Carlsberg A/S, Class B	216	29,580
Coloplast A/S, Class B	154	20,793
Danske Bank A/S	733	22,002
Demant A/S(a)	495	24,603
DSV A/S	134	21,782
Genmab A/S(a)	34	10,194
GN Store Nord A/S(a)	68	1,799
H. Lundbeck A/S	163	785
ISS A/S	98	1,785
Jyske Bank A/S	113	9,572
Novo Nordisk A/S, Class B	10,898	1,397,923
Novozymes A/S, Class B	422	24,823
Orsted A/S(a)(b)	307	17,155
Pandora A/S	200	32,281
ROCKWOOL A/S, Class B	11	3,619
Tryg A/S	437	9,008
Vestas Wind Systems A/S(a)	516	14,393
		1,734,299
Egypt–0.02%
Commercial International Bank Egypt S.A.E.	7,320	12,351
Shares		Value
Finland–0.46%
Elisa OYJ	75	$3,344
Fortum OYJ	228	2,815
Kesko OYJ, Class B	205	3,832
Kojamo OYJ	81	960
Kone OYJ, Class B	307	14,302
Metso OYJ	369	4,383
Neste OYJ	224	6,074
Nokia OYJ	12,657	44,908
Nordea Bank Abp	8,289	92,377
Orion OYJ, Class B	380	14,165
Sampo OYJ	854	36,428
Stora Enso OYJ, Class R	1,576	21,916
TietoEVRY OYJ	56	1,185
UPM-Kymmene OYJ	492	16,392
Wartsila OYJ Abp	759	11,535
		274,616
France–4.81%
Accor S.A.	120	5,602
Adevinta ASA, Class B(a)	176	1,846
Aeroports de Paris S.A.	18	2,468
Air France-KLM(a)	44	490
Air Liquide S.A.	860	178,922
Airbus SE	314	57,848
ALD S.A.(b)(c)	121	855
Alstom S.A.	188	2,863
Amundi S.A.(b)	33	2,267
Arkema S.A.	139	14,634
AXA S.A.	2,187	82,134
bioMerieux	22	2,426
BNP Paribas S.A.	1,850	131,711
Bollore SE	2,418	16,155
Bouygues S.A.	794	32,415
Bureau Veritas S.A.	155	4,733
Capgemini SE	164	37,738
Carrefour S.A.	2,135	36,624
Cie de Saint-Gobain S.A.	930	72,181
Cie Generale des Etablissements Michelin S.C.A.	581	22,266
Cie Plastic Omnium SE	29	378
Covivio S.A.	252	12,989
Credit Agricole S.A.	3,398	50,691
Danone S.A.	1,041	67,295
Dassault Aviation S.A.	67	14,751
Dassault Systemes SE	628	27,800
Edenred SE	327	17,460
Eiffage S.A.	439	49,823
ENGIE S.A.	6,547	109,710
EssilorLuxottica S.A.	310	70,126
Eurazeo SE	23	2,015
Forvia SE(a)	82	1,242
Gecina S.A.	39	3,984
Getlink SE	186	3,167
Hermes International S.C.A.	14	35,781
ICADE	211	5,716
Imerys S.A.(c)	18	613
Ipsen S.A.	19	2,261
JCDecaux SE(a)	32	621
Kering S.A.	104	41,193
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
France–(continued)
Klepierre S.A.	361	$9,345
La Francaise des Jeux SAEM(b)	219	8,926
Legrand S.A.	275	29,122
L’Oreal S.A.	534	252,887
LVMH Moet Hennessy Louis Vuitton SE	224	201,554
Orange S.A.	6,008	70,654
Pernod Ricard S.A.	208	33,672
Publicis Groupe S.A.	287	31,289
Remy Cointreau S.A.	11	1,111
Renault S.A.	107	5,399
Rexel S.A.	730	19,719
Rubis S.C.A.	50	1,765
Safran S.A.	661	149,698
Sartorius Stedim Biotech	14	3,993
Schneider Electric SE	508	114,847
SCOR SE	370	12,808
SEB S.A.	14	1,791
Societe BIC S.A.	12	857
Societe Generale S.A.	2,788	74,699
Sodexo S.A.	110	9,430
Teleperformance SE	159	15,444
Thales S.A.	111	18,923
TotalEnergies SE	5,073	348,969
Ubisoft Entertainment S.A.(a)	42	883
Unibail-Rodamco-Westfield SE(a)	470	37,810
Valeo SE	115	1,438
Veolia Environnement S.A.	374	12,167
Vinci S.A.	1,165	149,503
Vivendi SE	328	3,575
Wendel SE	14	1,429
Worldline S.A.(a)(b)	635	7,856
		2,855,357
Germany–4.42%
adidas AG	198	44,239
Allianz SE	537	160,948
BASF SE	1,318	75,316
Bayer AG	2,918	89,362
Bayerische Motoren Werke AG	1,079	124,494
Bechtle AG	43	2,273
Beiersdorf AG	204	29,702
Brenntag SE	67	5,647
Carl Zeiss Meditec AG, BR	48	5,992
Commerzbank AG	1,673	22,994
Continental AG	162	11,694
Covestro AG(a)(b)	102	5,579
Daimler Truck Holding AG	271	13,733
Deutsche Bank AG	6,548	103,133
Deutsche Boerse AG	202	41,367
Deutsche Lufthansa AG(a)	215	1,690
Deutsche Post AG	1,903	82,014
Deutsche Telekom AG	9,240	224,296
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	46	4,575
DWS Group GmbH & Co. KGaA(b)	22	969
E.ON SE	5,378	74,872
Evonik Industries AG	106	2,097
Fraport AG Frankfurt Airport Services Worldwide(a)	19	1,001
Shares		Value
Germany–(continued)
Fresenius Medical Care AG	793	$30,471
Fresenius SE & Co. KGaA	2,348	63,318
FUCHS SE, Preference Shares	68	3,369
GEA Group AG	85	3,594
Hannover Rueck SE	115	31,490
Heidelberg Materials AG	409	45,023
HelloFresh SE(a)	87	620
Henkel AG & Co. KGaA, Preference Shares	584	46,940
HOCHTIEF AG	9	1,046
HUGO BOSS AG	30	1,768
Infineon Technologies AG	692	23,532
KION Group AG	37	1,946
Knorr-Bremse AG	85	6,429
LANXESS AG	46	1,231
LEG Immobilien SE	39	3,350
Mercedes-Benz Group AG	2,207	175,759
Merck KGaA	341	60,130
METRO AG	71	386
MTU Aero Engines AG	29	7,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	229	111,784
Nemetschek SE	124	12,274
Porsche Automobil Holding SE, Preference Shares	346	18,329
Puma SE	53	2,399
Rational AG	3	2,585
Rheinmetall AG	45	25,309
RWE AG	1,764	59,953
SAP SE	1,977	384,959
Sartorius AG, Preference Shares	24	9,531
Scout24 SE(b)	200	15,068
Siemens AG	610	116,473
Siemens Energy AG, Class A(a)	336	6,167
Siemens Healthineers AG(a)(b)	143	8,745
Suedzucker AG	31	444
Symrise AG	138	16,520
Talanx AG	185	14,655
TeamViewer SE(a)(b)	68	1,013
thyssenkrupp AG	261	1,400
United Internet AG	42	945
Volkswagen AG, Preference Shares	1,195	158,486
Vonovia SE	431	12,737
Wacker Chemie AG	9	1,015
Zalando SE(a)(b)	123	3,517
		2,620,052
Greece–0.19%
Alpha Services and Holdings S.A.(a)	6,076	10,671
Eurobank Ergasias Services and Holdings S.A.(a)	6,494	12,487
JUMBO S.A.	700	20,165
Mytilineos S.A.	539	20,786
National Bank of Greece S.A.(a)	1,438	11,248
OPAP S.A.	936	16,849
Piraeus Financial Holdings S.A.(a)	5,454	22,787
		114,993
Guatemala–0.00%
Millicom International Cellular S.A., SDR(a)	85	1,733
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Hong Kong–0.98%
AIA Group Ltd.	25,212	$169,590
ASMPT Ltd.	165	2,076
Cathay Pacific Airways Ltd.(a)	515	585
CK Asset Holdings Ltd.	6,330	26,084
CK Hutchison Holdings Ltd.	12,166	58,551
CK Infrastructure Holdings Ltd.	323	1,892
CLP Holdings Ltd.	5,317	42,410
DFI Retail Group Holdings Ltd.	161	346
Futu Holdings Ltd., ADR(a)	236	12,779
Hang Lung Properties Ltd.	890	915
Hang Seng Bank Ltd.	401	4,396
Henderson Land Development Co. Ltd.	698	1,993
HK Electric Investments & HK Electric Investments Ltd.	1,130	706
HKT Trust & HKT Ltd.	15,654	18,265
Hong Kong & China Gas Co. Ltd. (The)	17,172	13,016
Hong Kong Exchanges & Clearing Ltd.	631	18,386
Hongkong Land Holdings Ltd.	3,289	10,099
Hysan Development Co. Ltd.	311	502
Jardine Matheson Holdings Ltd.	1,034	38,570
Kerry Properties Ltd.	303	555
Link REIT	6,091	26,230
Man Wah Holdings Ltd.	820	579
Melco Resorts & Entertainment Ltd., ADR(a)	235	1,694
MTR Corp. Ltd.	840	2,775
New World Development Co. Ltd.	726	768
PCCW Ltd.	2,084	1,031
Power Assets Holdings Ltd.	2,535	14,852
Prudential PLC	1,401	13,139
Sino Land Co. Ltd.	1,835	1,908
Sun Hung Kai Properties Ltd.	4,472	43,198
Swire Pacific Ltd., Class A	1,476	12,151
Techtronic Industries Co. Ltd.	704	9,566
WH Group Ltd.	40,062	26,444
Wharf Real Estate Investment Co. Ltd.	823	2,680
		578,731
Hungary–0.02%
MOL Hungarian Oil & Gas PLC	1,017	8,248
OTP Bank Nyrt.	135	6,214
		14,462
India–1.23%
DLF Ltd.	1,046	11,286
Dr. Reddy’s Laboratories Ltd., ADR	312	22,885
HDFC Bank Ltd., ADR	592	33,134
Hindustan Unilever Ltd.	708	19,264
ICICI Bank Ltd., ADR	4,498	118,792
IndusInd Bank Ltd.	392	7,329
Infosys Ltd., ADR	4,254	76,274
Kotak Mahindra Bank Ltd.	423	9,088
Larsen & Toubro Ltd.	2,130	96,338
Piramal Enterprises Ltd.	860	8,775
Reliance Industries Ltd.	3,468	124,009
SBI Cards & Payment Services Ltd.	1,032	8,463
Sun Pharmaceutical Industries Ltd.	1,281	24,938
Suzlon Energy Ltd.(a)	40,541	19,723
Tata Consultancy Services Ltd.	2,000	93,344
Tata Motors Ltd.	2,596	30,992
Shares		Value
India–(continued)
Tata Steel Ltd.	5,579	$10,461
Wipro Ltd., ADR	2,045	11,759
		726,854
Indonesia–0.29%
PT Adaro Energy Indonesia Tbk	66,940	11,406
PT Astra International Tbk	54,359	17,661
PT Bank Central Asia Tbk	87,924	55,914
PT Bank Mandiri (Persero) Tbk	54,788	24,928
PT Bank Rakyat Indonesia (Persero) Tbk	70,040	26,782
PT Indofood Sukses Makmur Tbk	25,475	10,244
PT Telkom Indonesia (Persero) Tbk	104,922	23,077
		170,012
Ireland–0.14%
AerCap Holdings N.V.(a)	347	30,158
AIB Group PLC	825	4,188
Bank of Ireland Group PLC	562	5,735
Flutter Entertainment PLC(a)	94	18,737
Glanbia PLC	100	1,973
Kerry Group PLC, Class A	83	7,112
Kingspan Group PLC	81	7,377
Smurfit Kappa Group PLC	137	6,247
		81,527
Israel–0.36%
Azrieli Group Ltd.	24	1,732
Bank Hapoalim B.M.	3,745	35,096
Bank Leumi le-Israel B.M.	4,639	38,562
Check Point Software Technologies Ltd.(a)	240	39,362
Elbit Systems Ltd.	13	2,715
ICL Group Ltd.	2,172	11,511
Israel Discount Bank Ltd., Class A	3,585	18,540
Mizrahi Tefahot Bank Ltd.	417	15,633
Nice Ltd.(a)	34	8,848
Teva Pharmaceutical Industries Ltd., ADR(a)	589	8,311
Wix.com Ltd.(a)	224	30,796
		211,106
Italy–1.45%
A2A S.p.A.	779	1,405
Amplifon S.p.A.	65	2,369
Assicurazioni Generali S.p.A.	2,222	56,246
Banca Mediolanum S.p.A.	114	1,253
Banco BPM S.p.A.	685	4,558
Brembo S.p.A.	73	934
Buzzi S.p.A.	44	1,728
Coca-Cola HBC AG	108	3,413
Davide Campari-Milano N.V.	266	2,673
DiaSorin S.p.A.	11	1,062
Enel S.p.A.	11,109	73,336
Eni S.p.A.	5,092	80,627
Ferrari N.V.	296	129,066
FinecoBank Banca Fineco S.p.A.	323	4,838
Hera S.p.A.	450	1,586
Infrastrutture Wireless Italiane S.p.A.(b)	181	2,054
Intesa Sanpaolo S.p.A.	9,618	34,919
Italgas S.p.A.	242	1,410
Leonardo S.p.A.	1,249	31,379
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Italy–(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	1,179	$17,569
Moncler S.p.A.	107	7,984
Nexi S.p.A.(a)(b)	303	1,920
Pirelli & C. S.p.A.(b)	137	839
Poste Italiane S.p.A.(b)	235	2,943
Prada S.p.A.	272	2,158
Prysmian S.p.A.	444	23,156
Recordati Industria Chimica e Farmaceutica S.p.A.	246	13,584
Salvatore Ferragamo S.p.A.	26	316
Snam S.p.A.	2,399	11,327
Telecom Italia S.p.A.(a)	7,410	1,799
Terna S.p.A.	3,449	28,508
UniCredit S.p.A.	8,170	310,291
		857,250
Japan–12.35%
ABC-MART, Inc.	49	929
ACOM Co. Ltd.	231	615
Advantest Corp.	2,134	94,798
AEON Co. Ltd.	1,122	26,616
AEON Mall Co. Ltd.	47	554
AGC, Inc.	455	16,508
Aisin Corp.	224	9,153
Ajinomoto Co., Inc.	679	25,356
Alfresa Holdings Corp.	93	1,351
Amada Co. Ltd.	192	2,199
ANA Holdings, Inc.	86	1,797
Asahi Group Holdings Ltd.	1,099	40,355
Asahi Intecc Co. Ltd.	113	1,980
Asahi Kasei Corp.	2,015	14,777
ASICS Corp.	83	3,929
Astellas Pharma, Inc.	7,420	79,711
Bandai Namco Holdings, Inc.	707	13,118
Bridgestone Corp.	1,173	51,987
Brother Industries Ltd.	120	2,226
Calbee, Inc.	42	947
Canon Marketing Japan, Inc.	28	825
Canon, Inc.	1,714	51,069
Capcom Co. Ltd.	790	14,800
Central Japan Railway Co.	1,064	26,425
Chiba Bank Ltd. (The)	269	2,238
Chubu Electric Power Co., Inc.	1,155	15,103
Chugai Pharmaceutical Co. Ltd.	1,304	49,833
Concordia Financial Group Ltd.	513	2,578
CyberAgent, Inc.	214	1,556
Dai Nippon Printing Co. Ltd.	106	3,246
Daifuku Co. Ltd.	159	3,811
Dai-ichi Life Holdings, Inc.	1,035	26,397
Daiichi Sankyo Co. Ltd.	914	29,082
Daikin Industries Ltd.	130	17,750
Daito Trust Construction Co. Ltd.	141	16,086
Daiwa House Industry Co. Ltd.	973	28,962
Daiwa Securities Group, Inc.	2,153	16,381
Denso Corp.	3,691	70,689
Dentsu Group, Inc.	112	3,110
Disco Corp.	235	85,900
East Japan Railway Co.	1,245	23,886
Shares		Value
Japan–(continued)
Ebara Corp.	48	$4,369
Eisai Co. Ltd.	133	5,478
Electric Power Development Co. Ltd.	651	10,688
ENEOS Holdings, Inc.	5,056	24,359
FANUC Corp.	866	24,158
Fast Retailing Co. Ltd.	179	55,459
Fuji Electric Co. Ltd.	291	19,527
FUJIFILM Holdings Corp.	1,740	39,071
Fujitsu Ltd.	960	15,364
Fukuoka Financial Group, Inc.	83	2,216
GMO Payment Gateway, Inc.	22	1,425
Hakuhodo DY Holdings, Inc.	185	1,668
Hamamatsu Photonics K.K.	76	2,679
Hankyu Hanshin Holdings, Inc.	424	12,165
Hikari Tsushin, Inc.	10	1,881
Hirose Electric Co. Ltd.	69	7,090
Hitachi Construction Machinery Co. Ltd.	55	1,659
Hitachi Ltd.	1,351	123,455
Honda Motor Co. Ltd.	17,775	219,942
Hoshizaki Corp.	66	2,408
Hoya Corp.	781	97,680
Hulic Co. Ltd.	202	2,075
IBIDEN Co. Ltd.	201	9,002
Idemitsu Kosan Co. Ltd.	703	4,820
IHI Corp.	76	2,032
Iida Group Holdings Co. Ltd.	441	5,707
Inpex Corp.	3,961	60,212
Isetan Mitsukoshi Holdings Ltd.	195	3,165
Isuzu Motors Ltd.	1,186	16,032
ITO EN Ltd.	32	783
ITOCHU Corp.	1,874	80,506
Japan Airlines Co. Ltd.	77	1,462
Japan Exchange Group, Inc.	870	23,564
Japan Post Bank Co. Ltd.	2,199	23,629
Japan Post Holdings Co. Ltd.	3,360	33,852
Japan Post Insurance Co. Ltd.	102	1,950
Japan Real Estate Investment Corp.	3	10,695
Japan Tobacco, Inc.	2,322	61,909
JFE Holdings, Inc.	1,785	29,584
JSR Corp.	325	9,302
JTEKT Corp.	103	974
Kajima Corp.	890	18,267
Kansai Electric Power Co., Inc. (The)	1,473	21,018
Kansai Paint Co. Ltd.	96	1,375
Kao Corp.	1,063	39,722
Kawasaki Heavy Industries Ltd.	80	2,629
KDDI Corp.	1,961	57,980
Keikyu Corp.	111	1,021
Keio Corp.	50	1,369
Keisei Electric Railway Co. Ltd.	224	9,109
Keyence Corp.	246	114,208
Kikkoman Corp.	370	4,749
Kintetsu Group Holdings Co. Ltd.	89	2,592
Kirin Holdings Co. Ltd.	1,595	22,181
Kobayashi Pharmaceutical Co. Ltd.	25	811
Kobe Bussan Co. Ltd.	111	2,720
Koito Manufacturing Co. Ltd.	97	1,308
Komatsu Ltd.	1,099	32,520
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Konami Group Corp.	60	$4,087
KOSE Corp.	18	965
Kubota Corp.	500	7,845
Kuraray Co. Ltd.	184	1,971
Kurita Water Industries Ltd.	53	2,197
Kyocera Corp.	3,062	41,065
Kyowa Kirin Co. Ltd.	132	2,375
Kyushu Electric Power Co., Inc.	209	1,877
Kyushu Railway Co.	66	1,506
Lasertec Corp.	70	19,952
Lawson, Inc.	168	11,478
Lion Corp.	126	1,126
Lixil Corp.	149	1,836
LY Corp.	6,766	17,138
M3, Inc.	214	3,080
Makita Corp.	118	3,354
Marubeni Corp.	3,764	65,191
Marui Group Co. Ltd.	607	9,729
Mazda Motor Corp.	1,412	16,365
McDonald’s Holdings Co. (Japan) Ltd.	229	10,297
Medipal Holdings Corp.	101	1,546
MEIJI Holdings Co. Ltd.	789	17,226
Mercari, Inc.(a)	57	729
MINEBEA MITSUMI, Inc.	198	3,884
MISUMI Group, Inc.	150	2,090
Mitsubishi Chemical Group Corp.	1,853	11,293
Mitsubishi Corp.	14,506	335,251
Mitsubishi Electric Corp.	2,816	47,137
Mitsubishi Estate Co. Ltd.	2,884	52,621
Mitsubishi Gas Chemical Co., Inc.	78	1,308
Mitsubishi HC Capital, Inc.	1,352	9,430
Mitsubishi Heavy Industries Ltd.	5,100	46,223
Mitsubishi Motors Corp.	380	1,250
Mitsubishi UFJ Financial Group, Inc.	26,660	271,241
Mitsui & Co. Ltd.	4,005	187,240
Mitsui Chemicals, Inc.	89	2,611
Mitsui Fudosan Co. Ltd.	5,994	64,624
Mitsui OSK Lines Ltd.	1,381	42,130
Mizuho Financial Group, Inc.	7,075	139,910
MonotaRO Co. Ltd.	130	1,565
MS&AD Insurance Group Holdings, Inc.	3,111	54,933
Murata Manufacturing Co. Ltd.	1,893	35,404
Nagoya Railroad Co. Ltd.	94	1,315
NEC Corp.	460	33,582
Nexon Co. Ltd.	223	3,707
NGK Insulators Ltd.	779	10,475
NH Foods Ltd.	44	1,473
Nidec Corp.	215	8,916
Nihon M&A Center Holdings, Inc.	183	1,165
Nikon Corp.	149	1,508
Nintendo Co. Ltd.	2,397	130,791
Nippon Building Fund, Inc.	3	12,000
Nippon Express Holdings, Inc.	182	9,290
Nippon Paint Holdings Co. Ltd.	473	3,404
Nippon Prologis REIT, Inc.	1	1,781
Nippon Sanso Holdings Corp.	373	11,703
Nippon Steel Corp.	2,897	69,715
Nippon Telegraph & Telephone Corp.	120,749	143,824
Shares		Value
Japan–(continued)
Nippon Yusen K.K.	1,826	$50,131
Nissan Chemical Corp.	64	2,424
Nissan Motor Co. Ltd.	8,043	31,870
Nisshin Seifun Group, Inc.	105	1,447
Nissin Foods Holdings Co. Ltd.	115	3,170
Niterra Co. Ltd.	330	10,956
Nitori Holdings Co. Ltd.	43	6,517
Nitto Denko Corp.	304	27,798
Nomura Holdings, Inc.	4,125	26,402
Nomura Real Estate Holdings, Inc.	259	7,317
Nomura Real Estate Master Fund, Inc.	8	7,911
Nomura Research Institute Ltd.	631	17,825
NSK Ltd.	214	1,221
NTT DATA Group Corp.	315	5,008
Obayashi Corp.	2,305	27,407
OBIC Co. Ltd.	81	12,235
Odakyu Electric Railway Co. Ltd.	149	2,054
Oji Holdings Corp.	423	1,756
Olympus Corp.	605	8,711
Omron Corp.	92	3,294
Ono Pharmaceutical Co. Ltd.	1,788	29,296
Oracle Corp.	18	1,354
Oriental Land Co. Ltd.	1,186	37,994
ORIX Corp.	2,862	62,597
Osaka Gas Co. Ltd.	521	11,720
Otsuka Corp.	122	2,589
Otsuka Holdings Co. Ltd.	1,192	49,514
Pan Pacific International Holdings Corp.	701	18,578
Panasonic Holdings Corp.	5,861	55,936
Pola Orbis Holdings, Inc.	87	833
Rakuten Group, Inc.(a)	734	4,166
Recruit Holdings Co. Ltd.	3,630	159,382
Renesas Electronics Corp.	2,717	48,419
Resona Holdings, Inc.	2,569	15,837
Resonac Holdings Corp.	92	2,143
Ricoh Co. Ltd.	2,079	18,472
Rinnai Corp.	53	1,217
Rohm Co. Ltd.	204	3,272
Ryohin Keikaku Co. Ltd.	139	2,275
Santen Pharmaceutical Co. Ltd.	1,173	11,536
SBI Holdings, Inc.	507	13,299
SECOM Co. Ltd.	526	38,163
Sega Sammy Holdings, Inc.	80	988
Seibu Holdings, Inc.	114	1,782
Seiko Epson Corp.	815	14,256
Sekisui Chemical Co. Ltd.	874	12,787
Sekisui House Ltd.	835	19,019
Seven & i Holdings Co. Ltd.	5,228	76,203
SG Holdings Co. Ltd.	113	1,431
Sharp Corp.(a)	159	886
Shimadzu Corp.	122	3,398
SHIMAMURA Co. Ltd.	23	1,311
Shimano, Inc.	114	16,959
Shimizu Corp.	1,965	12,689
Shin-Etsu Chemical Co. Ltd.	3,012	132,112
Shionogi & Co. Ltd.	1,201	61,373
Shiseido Co. Ltd.	206	5,653
SMC Corp.	101	56,980
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
SoftBank Corp.	5,454	$70,220
SoftBank Group Corp.	868	51,547
Sohgo Security Services Co. Ltd.	202	1,097
Sojitz Corp.	739	19,494
Sompo Holdings, Inc.	2,400	50,304
Sony Group Corp.	1,475	126,482
Square Enix Holdings Co. Ltd.	43	1,658
Stanley Electric Co. Ltd.	64	1,133
Subaru Corp.	1,655	37,482
SUMCO Corp.	835	13,202
Sumitomo Chemical Co. Ltd.	792	1,716
Sumitomo Corp.	3,301	79,514
Sumitomo Electric Industries Ltd.	1,596	24,731
Sumitomo Heavy Industries Ltd.	59	1,858
Sumitomo Metal Mining Co. Ltd.	401	11,974
Sumitomo Mitsui Financial Group, Inc.	2,150	125,716
Sumitomo Mitsui Trust Holdings, Inc.	2,141	46,131
Sumitomo Realty & Development Co. Ltd.	147	5,477
Sundrug Co. Ltd.	36	1,118
Suntory Beverage & Food Ltd.	66	2,232
Suzuki Motor Corp.	1,356	15,482
Sysmex Corp.	282	5,032
T&D Holdings, Inc.	253	4,398
Taisei Corp.	91	3,317
Takeda Pharmaceutical Co. Ltd.	4,456	123,939
TDK Corp.	505	24,800
Terumo Corp.	1,638	29,973
THK Co. Ltd.	61	1,434
Tobu Railway Co. Ltd.	349	8,727
Toho Co. Ltd.	56	1,859
Tohoku Electric Power Co., Inc.	243	1,905
Tokio Marine Holdings, Inc.	4,496	140,933
Tokyo Century Corp.	68	708
Tokyo Electric Power Co. Holdings, Inc.(a)	811	4,929
Tokyo Electron Ltd.	503	131,006
Tokyo Gas Co. Ltd.	2,387	54,263
Tokyo Tatemono Co. Ltd.	95	1,605
Tokyu Corp.	247	3,008
Tokyu Fudosan Holdings Corp.	1,393	11,255
TOPPAN Holdings, Inc.	860	21,558
Toray Industries, Inc.	715	3,433
Tosoh Corp.	137	1,862
TOTO Ltd.	73	2,047
Toyota Boshoku Corp.	40	682
Toyota Industries Corp.	245	25,635
Toyota Motor Corp.	16,058	405,865
Toyota Tsusho Corp.	325	22,318
Trend Micro, Inc.	68	3,454
Tsuruha Holdings, Inc.	20	1,427
Unicharm Corp.	704	22,413
USS Co. Ltd.	1,098	9,077
Welcia Holdings Co. Ltd.	51	867
West Japan Railway Co.	554	11,545
Workman Co. Ltd.	9	237
Yakult Honsha Co. Ltd.	431	8,809
Yamada Holdings Co. Ltd.(a)	281	814
Yamaha Corp.	68	1,468
Yamaha Motor Co. Ltd.	437	4,025
Shares		Value
Japan–(continued)
Yamato Holdings Co. Ltd.	67	$964
Yamazaki Baking Co. Ltd.	67	1,731
Yaskawa Electric Corp.	120	5,109
Yokogawa Electric Corp.	119	2,740
ZOZO, Inc.	71	1,762
		7,327,311
Jordan–0.02%
Hikma Pharmaceuticals PLC	370	8,951
Kuwait–0.15%
Kuwait Finance House K.S.C.P.	16,979	44,153
National Bank of Kuwait S.A.K.P.	13,809	43,084
		87,237
Luxembourg–0.19%
ArcelorMittal S.A.	3,249	89,305
Eurofins Scientific SE	375	23,888
RTL Group S.A.	19	641
		113,834
Macau–0.02%
Galaxy Entertainment Group Ltd.	1,332	6,696
Sands China Ltd.(a)	1,290	3,640
SJM Holdings Ltd.(a)	1,650	504
Wynn Macau Ltd.(a)	802	717
		11,557
Malaysia–0.17%
CIMB Group Holdings Bhd.	7,575	10,493
IHH Healthcare Bhd.	6,917	8,816
Malayan Banking Bhd.	23,238	47,395
Public Bank Bhd.	17,086	15,204
Sime Darby Bhd.	15,935	8,761
Tenaga Nasional Bhd.	4,519	10,741
		101,410
Mexico–0.34%
Alfa S.A.B. de C.V., Class A	11,267	8,387
America Movil S.A.B. de C.V., Class B	50,390	47,047
Arca Continental S.A.B. de C.V.	1,002	10,946
CEMEX S.A.B. de C.V., Series CPO(a)	9,711	8,753
Coca-Cola FEMSA S.A.B. de C.V.	1,531	14,863
Fibra Uno Administracion S.A. de C.V.	19,516	32,461
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	1,895	24,768
Fresnillo PLC	94	557
Gruma S.A.B. de C.V., Class B	436	8,153
Grupo Elektra S.A.B. de C.V.	270	18,738
Wal-Mart de Mexico S.A.B. de C.V., Series V	7,367	29,659
		204,332
Netherlands–2.68%
ABN AMRO Bank N.V., CVA(b)	1,640	28,064
Adyen N.V.(a)(b)	16	27,026
Aegon Ltd.	5,926	36,154
Akzo Nobel N.V.	90	6,725
argenx SE(a)	80	31,597
ASM International N.V.	52	31,845
ASML Holding N.V.	589	571,013
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Netherlands–(continued)
ASR Nederland N.V.	112	$5,489
Euronext N.V.(b)	47	4,473
EXOR N.V.	479	53,306
Heineken Holding N.V.	276	22,274
Heineken N.V.	276	26,609
IMCD N.V.	30	5,280
ING Groep N.V.	4,441	73,113
Koninklijke Ahold Delhaize N.V.	3,464	103,649
Koninklijke KPN N.V.	9,164	34,277
Koninklijke Philips N.V.(a)	1,378	27,579
Koninklijke Vopak N.V.	34	1,311
NN Group N.V.	142	6,555
OCI N.V.	478	13,101
Pluxee N.V.(a)	85	2,513
Prosus N.V.	770	24,101
Randstad N.V.	239	12,621
SBM Offshore N.V.	75	1,198
Shell PLC	9,085	301,436
Universal Music Group N.V.	1,306	39,246
Wolters Kluwer N.V.	640	100,217
		1,590,772
New Zealand–0.09%
Auckland International Airport Ltd.	876	4,372
Fisher & Paykel Healthcare Corp. Ltd.	288	4,412
Meridian Energy Ltd.	652	2,303
Ryman Healthcare Ltd.(a)	318	864
Spark New Zealand Ltd.	8,315	23,674
Xero Ltd.(a)	230	19,971
		55,596
Norway–0.41%
Aker BP ASA	572	14,347
DNB Bank ASA	1,501	29,836
Equinor ASA	4,315	115,704
Gjensidige Forsikring ASA	815	11,829
Mowi ASA	234	4,298
Norsk Hydro ASA	3,645	20,031
Orkla ASA	1,644	11,611
SalMar ASA	34	2,244
Schibsted ASA, Class A	110	3,520
Storebrand ASA	224	2,070
Telenor ASA	2,491	27,719
		243,209
Philippines–0.02%
SM Prime Holdings, Inc.	19,705	11,460
Poland–0.09%
Bank Polska Kasa Opieki S.A.	423	19,222
PGE Polska Grupa Energetyczna S.A.(a)	5,214	9,394
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,536	22,791
		51,407
Portugal–0.04%
Galp Energia SGPS S.A.	234	3,869
Jeronimo Martins SGPS S.A.	869	17,241
		21,110
Shares		Value
Qatar–0.14%
Industries Qatar Q.S.C.	9,934	$32,676
Ooredoo Q.P.S.C.	6,744	19,639
Qatar National Bank Q.P.S.C.	8,557	33,383
		85,698
Russia–0.02%
Tatneft PJSC, ADR(d)	576	0
X5 Retail Group N.V., GDR(a)(b)(d)	422	9,494
		9,494
Singapore–0.52%
CapitaLand Ascendas REIT	7,977	16,363
CapitaLand Integrated Commercial Trust	7,711	11,306
CapitaLand Investment Ltd.	2,721	5,400
City Developments Ltd.	230	996
DBS Group Holdings Ltd.	1,877	50,093
Genting Singapore Ltd.	2,973	1,950
Jardine Cycle & Carriage Ltd.	357	6,392
Keppel Ltd.	4,638	25,203
Oversea-Chinese Banking Corp. Ltd.	5,946	59,412
SATS Ltd.(a)	445	857
Sea Ltd., ADR(a)	271	14,555
Sembcorp Industries Ltd.	444	1,775
Singapore Airlines Ltd.	4,276	20,266
Singapore Exchange Ltd.	1,767	12,059
Singapore Technologies Engineering Ltd.	5,323	15,848
Singapore Telecommunications Ltd.	10,612	19,943
STMicroelectronics N.V.	344	14,804
United Overseas Bank Ltd.	1,377	29,936
		307,158
South Africa–0.25%
Anglo American PLC	1,870	46,082
Aspen Pharmacare Holdings Ltd.	1,019	11,813
Capitec Bank Holdings Ltd.	78	8,627
Exxaro Resources Ltd.	886	7,915
Gold Fields Ltd.	910	14,598
Nedbank Group Ltd.	647	7,806
Sanlam Ltd.	1,477	5,412
Sappi Ltd.	3,018	8,002
Shoprite Holdings Ltd.	973	12,715
Standard Bank Group Ltd.	1,082	10,586
Thungela Resources Ltd.	927	5,964
Woolworths Holdings Ltd.	3,174	9,926
		149,446
South Korea–3.03%
Amorepacific Corp.	17	1,531
Celltrion, Inc.	86	11,744
CJ CheilJedang Corp.	4	868
Coway Co. Ltd.	29	1,212
DB Insurance Co. Ltd.	160	11,445
Delivery Hero SE(a)(b)	97	2,774
Doosan Enerbility Co. Ltd.(a)	236	3,069
Ecopro BM Co. Ltd.(a)	119	24,563
Ecopro Co. Ltd.(a)	76	37,132
Ecopro Materials Co., Ltd.(a)	37	3,662
GS Holdings Corp.	303	10,904
Hana Financial Group, Inc.	829	36,292
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
South Korea–(continued)
Hankook Tire & Technology Co. Ltd.	36	$1,446
Hanmi Pharm Co. Ltd.	3	762
Hanon Systems	85	378
HD Hyundai Co. Ltd.	249	12,742
HD Hyundai Heavy Industries Co. Ltd.(a)	10	881
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	23	2,055
HMM Co. Ltd.	2,049	23,967
Hyundai Engineering & Construction Co. Ltd.	38	940
Hyundai Glovis Co. Ltd.	69	9,261
Hyundai Mobis Co. Ltd.	137	26,597
Hyundai Motor Co.	515	90,624
Hyundai Steel Co.	459	10,850
Industrial Bank of Korea	133	1,379
Kakao Corp.	163	6,588
KakaoBank Corp.	86	1,796
Kangwon Land, Inc.	61	744
KB Financial Group, Inc.	873	45,621
Kia Corp.	1,011	84,023
Korea Aerospace Industries Ltd.	38	1,422
Korea Electric Power Corp.(a)	136	2,236
Korea Zinc Co. Ltd.	5	1,687
Korean Air Lines Co. Ltd.	616	9,918
Krafton, Inc.(a)	15	2,786
KT&G Corp.	466	32,434
Kumho Petrochemical Co. Ltd.	8	835
L&F Co. Ltd.(a)	13	1,702
LG Chem Ltd.	25	8,183
LG Corp.	289	18,800
LG Display Co. Ltd.(a)	178	1,399
LG Electronics, Inc.	139	9,992
LG Energy Solution Ltd.(a)	23	6,852
LG H&H Co. Ltd.	5	1,436
LG Innotek Co. Ltd.	7	1,028
LOTTE Chemical Corp.	10	891
Mirae Asset Securities Co. Ltd.	137	827
NAVER Corp.	74	10,281
NCSoft Corp.	47	7,190
Netmarble Corp.(a)(b)	11	515
Orion Corp.	12	819
POSCO Future M Co. Ltd.	54	12,143
POSCO Holdings, Inc.	131	41,033
Samsung Biologics Co. Ltd.(a)(b)	10	6,189
Samsung C&T Corp.	199	23,665
Samsung Card Co. Ltd.	12	343
Samsung Electro-Mechanics Co. Ltd.	30	3,343
Samsung Electronics Co. Ltd.	13,281	798,155
Samsung Fire & Marine Insurance Co. Ltd.	63	14,468
Samsung Heavy Industries Co. Ltd.(a)	355	2,274
Samsung Life Insurance Co. Ltd.	46	3,263
Samsung SDI Co. Ltd.	29	10,285
Samsung SDS Co. Ltd.	119	14,459
Shinhan Financial Group Co. Ltd.	924	32,594
SK Biopharmaceuticals Co. Ltd.(a)	15	1,031
SK Bioscience Co. Ltd.(a)	13	596
SK hynix, Inc.	1,223	162,017
SK IE Technology Co. Ltd.(a)(b)	15	815
SK Innovation Co. Ltd.(a)	32	2,819
Shares		Value
South Korea–(continued)
SK Square Co. Ltd.(a)	50	$2,925
SK Telecom Co. Ltd.	576	22,807
SK, Inc.	19	2,577
S-Oil Corp.	22	1,274
Woori Financial Group, Inc.	4,502	48,834
Yuhan Corp.	39	2,242
		1,797,234
Spain–1.93%
Acciona S.A.	13	1,582
Acerinox S.A.	89	977
ACS Actividades de Construccion y Servicios S.A.	961	40,245
Aena SME S.A.(b)	83	16,347
Amadeus IT Group S.A.	236	15,150
Banco Bilbao Vizcaya Argentaria S.A.	12,441	148,154
Banco de Sabadell S.A.	10,784	16,965
Banco Santander S.A.	42,168	205,967
Bankinter S.A.	337	2,469
CaixaBank S.A.	2,135	10,360
Cellnex Telecom S.A.(b)	290	10,259
Enagas S.A.	120	1,783
Endesa S.A.	851	15,779
Fluidra S.A.	51	1,207
Grifols S.A.(a)(c)	223	2,006
Iberdrola S.A.	14,523	180,381
Industria de Diseno Textil S.A.	5,199	261,802
Mapfre S.A.	3,325	8,406
Merlin Properties SOCIMI S.A.	166	1,786
Redeia Corp. S.A.	980	16,739
Repsol S.A.	5,416	90,400
Telefonica S.A.	21,386	94,446
		1,143,210
Sweden–1.11%
Alfa Laval AB	146	5,737
Assa Abloy AB, Class B	1,022	29,330
Atlas Copco AB, Class A	5,121	86,486
Boliden AB	142	3,943
Electrolux AB, Class B(a)	114	1,018
Elekta AB, Class B	191	1,440
Embracer Group AB(a)	385	839
Epiroc AB, Class A	812	15,243
EQT AB	276	8,738
Essity AB, Class B	350	8,314
Evolution AB(b)	97	12,048
Fastighets AB Balder, Class B(a)(c)	345	2,534
Getinge AB, Class B	113	2,273
H & M Hennes & Mauritz AB, Class B	805	13,126
Hexagon AB, Class B	1,784	21,088
Holmen AB, Class B	66	2,685
Husqvarna AB, Class B	270	2,310
Industrivarden AB, Class C	523	17,984
Indutrade AB	141	3,840
Investment AB Latour, Class B	70	1,840
Investor AB, Class B	3,471	87,102
Kinnevik AB, Class B(a)	146	1,637
L E Lundbergforetagen AB, Class B	39	2,111
Lifco AB, Class B	117	3,055
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Sweden–(continued)
NIBE Industrier AB, Class B(c)	869	$4,273
Sagax AB, Class B	115	3,034
Sandvik AB	551	12,233
Securitas AB, Class B	1,316	13,567
Skandinaviska Enskilda Banken AB, Class A	2,508	33,977
Skanska AB, Class B	187	3,330
SKF AB, Class B	204	4,165
SSAB AB, Class B	1,472	10,869
Svenska Cellulosa AB S.C.A., Class B	904	13,898
Svenska Handelsbanken AB, Class A	1,708	17,268
Swedbank AB, Class A	1,315	26,100
Swedish Orphan Biovitrum AB, Class B(a)	99	2,471
Tele2 AB, Class B	1,367	11,225
Telefonaktiebolaget LM Ericsson, Class B	9,144	49,178
Telia Co. AB	4,362	11,180
Trelleborg AB, Class B	690	24,673
Volvo AB, Class B	3,102	84,069
		660,231
Switzerland–3.67%
ABB Ltd.	1,671	77,518
Adecco Group AG	89	3,521
Alcon, Inc.	485	40,115
Baloise Holding AG	24	3,763
Banque Cantonale Vaudoise	15	1,745
Barry Callebaut AG	2	2,905
Belimo Holding AG	7	3,435
BKW AG	10	1,537
Chocoladefabriken Lindt & Spruengli AG, PC	2	23,938
Cie Financiere Richemont S.A.	280	42,627
Clariant AG	112	1,515
DKSH Holding AG	19	1,293
DSM-Firmenich AG	95	10,804
EMS-Chemie Holding AG	4	3,066
Flughafen Zureich AG	10	2,271
Geberit AG	59	34,868
Givaudan S.A.	14	62,324
Helvetia Holding AG	18	2,482
Julius Baer Group Ltd.	104	6,032
Kuehne + Nagel International AG, Class R	106	29,491
Logitech International S.A., Class R	628	56,275
Lonza Group AG	40	23,904
Nestle S.A.	5,644	599,675
Novartis AG	5,912	572,627
Partners Group Holding AG	39	55,711
PSP Swiss Property AG	24	3,146
Sandoz Group AG(a)	218	6,580
Schindler Holding AG, PC	88	22,151
SGS S.A.	306	29,707
SIG Group AG	154	3,415
Sika AG	127	37,789
Sonova Holding AG, Class A	61	17,665
Stadler Rail AG	29	925
Straumann Holding AG	57	9,095
Sulzer AG	9	1,095
Swatch Group AG (The), BR	27	6,299
Swiss Life Holding AG	38	26,653
Swiss Prime Site AG	105	9,904
Shares		Value
Switzerland–(continued)
Swisscom AG	102	$62,430
Temenos AG	32	2,289
UBS Group AG	4,118	126,797
VAT Group AG(b)	52	26,863
Zurich Insurance Group AG	222	119,928
		2,176,173
Taiwan–3.41%
Accton Technology Corp.	1,406	20,149
Alchip Technologies Ltd.	242	23,947
ASE Technology Holding Co. Ltd.	2,195	10,655
Asia Vital Components Co. Ltd.	1,301	22,034
Asustek Computer, Inc.	913	12,087
Catcher Technology Co. Ltd.	2,328	15,819
Cathay Financial Holding Co. Ltd.	9,446	14,235
Chang Hwa Commercial Bank Ltd.	8,977	5,090
Chunghwa Telecom Co. Ltd.	11,255	44,211
Compal Electronics, Inc.	17,019	20,383
CTBC Financial Holding Co. Ltd.	22,828	23,106
Delta Electronics, Inc.	4,333	46,376
E.Sun Financial Holding Co. Ltd.	11,058	9,377
Eclat Textile Co. Ltd.	340	5,815
Elite Material Co. Ltd.	1,010	12,726
eMemory Technology, Inc.	146	10,962
Evergreen Marine Corp. Taiwan Ltd.	7,042	38,759
Far Eastern New Century Corp.	8,621	8,900
Far EasTone Telecommunications Co. Ltd.	3,876	9,794
Faraday Technology Corp.	551	5,762
First Financial Holding Co. Ltd.	34,542	29,783
Formosa Chemicals & Fibre Corp.	3,825	6,534
Formosa Plastics Corp.	3,280	6,977
Fubon Financial Holding Co. Ltd.	7,109	15,388
Gigabyte Technology Co. Ltd.	1,889	18,484
Global Unichip Corp.	173	6,593
Hon Hai Precision Industry Co. Ltd.	27,959	135,798
Hua Nan Financial Holdings Co. Ltd.	13,516	9,669
Inventec Corp.	8,608	15,754
King Yuan Electronics Co. Ltd.	4,485	14,862
Largan Precision Co. Ltd.	177	13,436
Lite-On Technology Corp.	4,235	14,039
MediaTek, Inc.	1,120	40,582
Mega Financial Holding Co. Ltd.	14,045	17,661
Novatek Microelectronics Corp.	762	14,028
Pegatron Corp.	4,596	14,309
Pou Chen Corp.	5,553	6,286
President Chain Store Corp.	941	7,803
Quanta Computer, Inc.	9,534	83,489
Radiant Opto-Electronics Corp.	1,486	8,005
Sino-American Silicon Products, Inc.	1,151	7,735
SinoPac Financial Holdings Co. Ltd.	28,304	19,008
Taishin Financial Holding Co. Ltd.	14,388	8,069
Taiwan Cooperative Financial Holding Co. Ltd.	27,465	22,293
Taiwan Mobile Co. Ltd.	4,802	15,298
Taiwan Semiconductor Manufacturing Co. Ltd.	38,556	923,655
Tripod Technology Corp.	1,250	7,985
Unimicron Technology Corp.	2,591	15,404
Uni-President Enterprises Corp.	11,497	27,436
United Microelectronics Corp.	21,056	34,196
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Taiwan–(continued)
Wan Hai Lines Ltd.	4,556	$6,279
Wistron Corp.	9,264	34,898
Wiwynn Corp.	311	21,296
WPG Holdings Ltd.	3,171	9,514
Yang Ming Marine Transport Corp.	9,145	12,626
Yuanta Financial Holding Co. Ltd.	19,383	18,237
		2,023,596
Thailand–0.09%
Advanced Info Service PCL, NVDR	1,544	8,637
Airports of Thailand PCL, NVDR	4,396	7,867
Delta Electronics Thailand PCL, NVDR	2,949	5,854
Kasikornbank PCL, NVDR	2,402	8,166
PTT Exploration & Production PCL, NVDR	2,858	11,720
PTT PCL, NVDR	9,195	8,460
		50,704
Turkey–0.33%
Akbank T.A.S.	17,789	25,725
BIM Birlesik Magazalar A.S.	1,859	20,197
Haci Omer Sabanci Holding A.S.	6,838	17,547
KOC Holding A.S.	3,900	24,535
Turk Hava Yollari AO(a)	3,790	34,890
Turkiye Is Bankasi A.S., Class C	98,153	34,055
Turkiye Petrol Rafinerileri A.S.	1,989	10,887
Turkiye Sise ve Cam Fabrikalari A.S.	5,083	7,146
Yapi ve Kredi Bankasi A.S.	26,656	22,660
		197,642
United Arab Emirates–0.09%
Emaar Properties PJSC	6,801	15,093
International Holding Co. PJSC(a)	353	38,401
		53,494
United Kingdom–6.30%
3i Group PLC	2,634	93,395
abrdn PLC	984	1,753
Admiral Group PLC	362	12,973
AngloGold Ashanti PLC	654	14,601
Ashtead Group PLC	229	16,311
Associated British Foods PLC	172	5,427
AstraZeneca PLC	1,981	266,135
Auto Trader Group PLC(b)	2,069	18,271
Aviva PLC	5,422	34,021
B&M European Value Retail S.A.	511	3,523
BAE Systems PLC	7,573	129,085
Barclays PLC	58,636	135,897
Barratt Developments PLC	1,840	11,044
Bellway PLC	63	2,113
Berkeley Group Holdings PLC (The)	167	10,033
BP PLC	44,280	277,787
British American Tobacco PLC	7,891	239,500
British Land Co. PLC (The)	468	2,335
BT Group PLC	14,986	20,740
Bunzl PLC	331	12,736
Burberry Group PLC	440	6,730
Centrica PLC	16,782	27,054
Coca-Cola Europacific Partners PLC	556	38,892
Compass Group PLC	3,658	107,299
Shares		Value
United Kingdom–(continued)
ConvaTec Group PLC(b)	866	$3,128
Croda International PLC	73	4,517
DCC PLC	273	19,862
Derwent London PLC	56	1,534
Diageo PLC	5,070	187,601
Direct Line Insurance Group PLC(a)	682	1,678
DS Smith PLC	723	3,617
easyJet PLC	1,796	12,928
Entain PLC	338	3,392
Haleon PLC	8,269	34,653
Halma PLC	196	5,853
Hargreaves Lansdown PLC	186	1,726
Hiscox Ltd.	183	2,867
Howden Joinery Group PLC	1,257	14,389
HSBC Holdings PLC	25,783	201,541
IMI PLC	137	3,138
Imperial Brands PLC	1,771	39,590
Inchcape PLC	900	8,240
Informa PLC	1,595	16,735
InterContinental Hotels Group PLC	354	36,785
Intermediate Capital Group PLC	152	3,937
International Consolidated Airlines Group S.A.(a)	1,936	4,317
Intertek Group PLC	84	5,288
ITV PLC	1,930	1,801
J Sainsbury PLC	3,604	12,306
JD Sports Fashion PLC	1,318	2,239
Johnson Matthey PLC	93	2,102
Just Eat Takeaway.com N.V.(a)(b)	102	1,507
Kingfisher PLC	5,634	17,732
Land Securities Group PLC	388	3,223
Legal & General Group PLC	3,133	10,065
Lloyds Banking Group PLC	97,968	64,071
London Stock Exchange Group PLC	496	59,348
M&G PLC	1,216	3,385
Man Group PLC	4,441	14,982
Marks & Spencer Group PLC	5,759	19,286
Melrose Industries PLC	2,448	20,786
National Grid PLC	11,596	156,244
NatWest Group PLC	22,453	75,203
Next PLC	253	29,491
Ocado Group PLC(a)	284	1,629
Pearson PLC	364	4,793
Pennon Group PLC	848	6,925
Persimmon PLC	563	9,335
Phoenix Group Holdings PLC	453	3,163
Reckitt Benckiser Group PLC	1,151	65,613
RELX PLC	4,844	208,900
Rentokil Initial PLC	1,324	7,872
Rightmove PLC	1,800	12,476
Rolls-Royce Holdings PLC(a)	30,596	164,618
RS Group PLC	248	2,274
Sage Group PLC (The)	2,928	46,795
Schroders PLC	482	2,290
Segro PLC	639	7,286
Severn Trent PLC	136	4,244
Smith & Nephew PLC	1,356	16,976
Smiths Group PLC	850	17,619
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
United Kingdom–(continued)
Spirax-Sarco Engineering PLC	39	$4,948
SSE PLC	1,066	22,224
St. James’s Place PLC	286	1,678
Standard Chartered PLC	6,670	56,546
Tate & Lyle PLC	1,001	7,796
Taylor Wimpey PLC	6,664	11,521
Tesco PLC	26,619	99,701
Unilever PLC	3,933	197,444
United Utilities Group PLC	355	4,613
Vodafone Group PLC	140,343	124,474
Weir Group PLC (The)	136	3,474
Whitbread PLC	95	3,972
Wise PLC, Class A(a)	290	3,390
WPP PLC	1,491	14,130
		3,737,461
United States–3.45%
ARM Holdings PLC, ADR(a)	547	68,370
Atlassian Corp., Class A(a)	427	83,312
Bausch Health Cos., Inc.(a)	189	2,002
Experian PLC	780	33,987
Ferguson PLC	506	110,710
Ferrovial SE	1,118	44,264
GFL Environmental, Inc.	116	4,000
GSK PLC	12,216	262,282
Holcim AG	620	56,170
ICON PLC(a)	43	14,446
JBS S.A.	2,726	11,686
JS Global Lifestyle Co. Ltd.(b)	698	128
Qiagen N.V.	156	6,667
Roche Holding AG	2,032	518,808
Sanofi S.A.	4,124	401,201
Signify N.V.	66	2,032
Spotify Technology S.A.(a)	172	45,391
Stellantis N.V.	10,363	294,403
Swiss Re AG	660	84,899
Tenaris S.A.	247	4,883
		2,049,641
Zambia–0.04%
First Quantum Minerals Ltd.	2,203	23,680
Total Common Stocks & Other Equity Interests (Cost $37,006,580)		42,398,365
Exchange-Traded Funds–4.85%
United States–4.85%
iShares Core MSCI Emerging Markets ETF (Cost $2,844,628)	55,800	2,879,280
Principal Amount
Equity Linked Notes–3.00%
Canada–0.74%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 242.50%, 04/29/2024(b)	$222,000	212,698
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 206.63%, 04/02/2024	286,000	227,607
		440,305
Principal Amount		Value
France–0.47%
BNP Paribas Issuance B.V. (MSCI EAFE Index), 232.87%, 04/22/2024(b)	$283,000	$277,721
United Kingdom–1.21%
HSBC Bank PLC (MSCI EAFE Index), Series 4J, 284.76%, 04/15/2024(b)	232,000	228,125
HSBC Bank PLC (MSCI Emerging Markets Index), 183.60%, 04/03/2024(b)	131,000	130,749
HSBC Bank PLC (MSCI Emerging Markets Index), Series 27, 219.58%, 04/16/2024(b)	124,000	122,955
HSBC Bank PLC (MSCI Emerging Markets Index), Series 2I, 210.38%, 04/09/2024	120,000	119,336
HSBC Holdings PLC (MSCI Emerging Markets Index), 239.98%, 04/30/2024(b)	117,000	117,000
		718,165
United States–0.58%
Citigroup Global Markets Holdings, Inc. (MSCI EAFE Index), 273.79%, 04/08/2024(b)	228,000	219,010
Citigroup Global Markets Holdings, Inc. (MSCI Emerging Markets Index), 223.19%, 04/23/2024(b)	125,000	124,377
		343,387
Total Equity Linked Notes (Cost $1,868,000)		1,779,578
Shares
Money Market Funds–20.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	4,157,082	4,157,082
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(e)(f)	2,959,825	2,961,009
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	4,750,952	4,750,952
Total Money Market Funds (Cost $11,867,273)		11,869,043
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.33% (Cost $53,586,481)		58,926,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 7.57%(e)(f)(g)	3,438	3,438
Invesco Private Prime Fund, 5.49%(e)(f)(g)	8,835	8,839
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,277)		12,277
TOTAL INVESTMENTS IN SECURITIES—99.35% (Cost $53,598,758)		58,938,543
OTHER ASSETS LESS LIABILITIES–0.65%		387,514
NET ASSETS–100.00%		$59,326,057
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
CVA	– Dutch Certificates
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $1,764,182, which represented 2.97% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,365,255	$5,724,577	$(6,932,750)	$-	$-	$4,157,082	$73,154
Invesco Liquid Assets Portfolio, Institutional Class	3,825,467	4,088,983	(4,951,964)	(1,316)	(161)	2,961,009	53,770
Invesco Treasury Portfolio, Institutional Class	6,131,721	6,542,374	(7,923,143)	-	-	4,750,952	83,404
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	269,960	(266,522)	-	-	3,438	209*
Invesco Private Prime Fund	-	679,668	(670,818)	-	(11)	8,839	556*
Total	$15,322,443	$17,305,562	$(20,745,197)	$(1,316)	$(172)	$11,881,320	$211,093

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	28	June-2024	$1,468,600	$(3,339)	$(3,339)

(a)	Futures contracts collateralized by $207,358 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,275	$1,611,532	$—	$1,612,807
Austria	16,416	95,864	—	112,280
Belgium	766	124,238	—	125,004
Brazil	889,972	16,394	—	906,366
Burkina Faso	—	1,948	—	1,948
Canada	3,722,644	440,305	—	4,162,949
Chile	4,175	27,649	—	31,824
China	230,125	1,077,925	—	1,308,050
Colombia	—	26,339	—	26,339
Czech Republic	—	4,712	—	4,712
Denmark	4,535	1,729,764	—	1,734,299
Egypt	—	12,351	—	12,351
Finland	—	274,616	—	274,616
France	—	3,133,078	—	3,133,078
Germany	3,594	2,616,458	—	2,620,052
Greece	—	114,993	—	114,993
Guatemala	—	1,733	—	1,733
Hong Kong	14,473	564,258	—	578,731
Hungary	—	14,462	—	14,462
India	262,844	464,010	—	726,854
Indonesia	—	170,012	—	170,012
Ireland	30,158	51,369	—	81,527
Israel	78,469	132,637	—	211,106
Italy	—	857,250	—	857,250
Japan	—	7,327,311	—	7,327,311
Jordan	—	8,951	—	8,951
Kuwait	—	87,237	—	87,237
Luxembourg	—	113,834	—	113,834
Macau	—	11,557	—	11,557
Malaysia	—	101,410	—	101,410
Mexico	—	204,332	—	204,332
Netherlands	34,110	1,556,662	—	1,590,772
New Zealand	—	55,596	—	55,596
Norway	—	243,209	—	243,209
Philippines	—	11,460	—	11,460
Poland	—	51,407	—	51,407
Portugal	—	21,110	—	21,110
Qatar	—	85,698	—	85,698
Russia	—	—	9,494	9,494
Singapore	14,555	292,603	—	307,158
Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
South Africa	$—	$149,446	$—	$149,446
South Korea	—	1,797,234	—	1,797,234
Spain	—	1,143,210	—	1,143,210
Sweden	—	660,231	—	660,231
Switzerland	—	2,176,173	—	2,176,173
Taiwan	—	2,023,596	—	2,023,596
Thailand	—	50,704	—	50,704
Turkey	—	197,642	—	197,642
United Arab Emirates	—	53,494	—	53,494
United Kingdom	38,892	4,416,734	—	4,455,626
United States	3,108,487	2,163,821	—	5,272,308
Zambia	23,680	—	—	23,680
Money Market Funds	11,869,043	12,277	—	11,881,320
Total Investments in Securities	20,348,213	38,580,836	9,494	58,938,543
Other Investments - Liabilities*
Futures Contracts	(3,339)	—	—	(3,339)
Total Investments	$20,344,874	$38,580,836	$9,494	$58,935,204

*	Unrealized appreciation (depreciation).
Invesco Income Advantage International Fund